Acquisitions - Narrative (Detail) (USD $)	12 Months Ended								12 Months Ended		3 Months Ended		12 Months Ended						1 Months Ended	11 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended	38 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013 Minimum	Jan. 31, 2012 Minimum	Jan. 31, 2013 Maximum	Jan. 31, 2012 Maximum	Jan. 31, 2013 Fursol	Oct. 04, 2012 Fursol	Jan. 31, 2013 Fursol Computer Software	Oct. 04, 2012 Fursol Computer Software	Jan. 31, 2013 Diberil Sociedad Anonima	Jul. 31, 2012 Diberil Sociedad Anonima	Jan. 31, 2013 Diberil Sociedad Anonima	Jan. 31, 2012 Diberil Sociedad Anonima	Oct. 31, 2012 Diberil Sociedad Anonima	May 30, 2012 Diberil Sociedad Anonima	Jul. 15, 2010 Diberil Sociedad Anonima	May 30, 2012 Diberil Sociedad Anonima Geoconstruction	Mar. 31, 2012 Layne Do Brazil	Jan. 31, 2012 Wildcat	Feb. 28, 2011 Wildcat	Feb. 28, 2011 Wildcat Inliner	Jan. 31, 2011 Bencor	Jan. 31, 2011 Bencor	Oct. 22, 2010 Bencor	Jan. 31, 2011 Bencor Tradenames	Oct. 22, 2010 Bencor Tradenames	Jan. 31, 2011 Bencor Customer Backlog	Oct. 22, 2010 Bencor Customer Backlog	Jan. 31, 2011 Bencor Non-competition agreements	Oct. 22, 2010 Bencor Non-competition agreements	Jan. 31, 2011 Intevras and Bencor	Jan. 31, 2011 Intevras and Bencor Geoconstruction	Jan. 31, 2011 Intevras Technologies	Jul. 27, 2010 Intevras Technologies	Jan. 31, 2011 Intevras Technologies Minimum	Jan. 31, 2011 Intevras Technologies Maximum	Jan. 31, 2011 Intevras Technologies Patents	Jul. 27, 2010 Intevras Technologies Patents	Jan. 31, 2011 Intevras Technologies Tradenames	Jul. 27, 2010 Intevras Technologies Tradenames	Jan. 31, 2011 SolmeteX	Jan. 31, 2011 SolmeteX	Nov. 30, 2007 SolmeteX
Business Acquisition [Line Items]
Percentage of stock acquired								100.00%																	100.00%
Aggregate purchase price of acquisition								$ 1,000,000								$ 34,267,000					$ 8,855,000				$ 32,073,000							$ 38,673,000			$ 6,600,000
Amount of cash paid in acquisition								800,000								16,200,000									32,073,000							37,573,000			5,500,000
Remaining amount of cash to be paid in acquisition								200,000
Payment date for remaining amount of cash to be paid in acquisition							Oct. 04, 2013
Identifiable intangible asset associated with acquisition										1,500,000																	1,100,000		3,200,000		700,000								3,800,000		200,000
Weighted average useful life									3 years																	10 years		18 months		6 years								9 years		10 years
Purchase price allocation to noncurrent liability								500,000								16,981,000									795,000							795,000
Remaining percentage of interest acquired																50.00%
Aggregate purchase price to acquire remaining equity interest																16,200,000
Amount of acquisition purchase price placed in escrow	2,861,000	443,000														2,400,000					400,000				3,000,000							3,550,000			550,000
Initial percentage of interest acquired																	50.00%
Loss on remeasurement of equity investment	7,705,000											7,700,000
Estimated fair value of noncontrolling interest before acquisition												15,800,000
Discounts for lack of control	5.00%
Discounts for lack of marketability	10.00%
Acquisition related costs													200,000											400,000										100,000
Purchase price allocation, goodwill adjustment											500,000
Goodwill																4,025,000		4,000,000			2,318,000	2,300,000			8,529,000							10,420,000	10,400,000		1,891,000
Additional purchase price of acquisition															2,300,000
Income (loss) before income taxes of acquired entity included in the consolidated statements of operations													8,100,000	3,300,000						900,000			8,200,000
Cash payment for acquired shares previously held by noncontrolling interests	2,743,000																		2,700,000
Decrease in noncontrolling interest																			100,000
Adjustment to equity related to the acquisition of noncontrolling interest																			2,700,000
Revenue of acquired entity included in the consolidated statements of operations																				14,200,000			20,800,000
Contingent consideration, maximum																																		10,000,000										1,000,000
Contingent consideration, description																																		Contingent consideration up to a maximum of $10.0 million (the "Intevras Earnout Amount"), which is based on a percentage of revenues earned on Intevras products and fixed amounts per barrel of water treated by Intevras products during the 60 months following the acquisition.								There was contingent consideration up to a maximum of $1.0 million (the "SolmeteX Earnout Amount"), which was based on a percentage of the amount of SolmeteX's revenues during the 36 months following the acquisition.
Contingent consideration, minimum																																		0
Contingent consideration, fair value																																1,100,000			1,100,000
Contingent consideration, discount rate	41.20%	41.20%																																41.20%
Estimated annual revenues			1,500,000	1,500,000	6,100,000	6,100,000																														1,500,000	6,100,000
Payment for contingent earnout consideration on prior year acquisitions																																										$ 400,000	$ 700,000